Unrecognized contractual commitments (excluding Orange Bank) - Financing commitments - Pledged or mortgaged assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unrecognized contractual commitments [abstract]
Assets held under finance leases	€ 716	€ 636	€ 574
Non-current pledged, mortgaged or receivership assets	20	366	453
Collateralized current assets	2	2	21
Total	€ 739	€ 1,004	€ 1,048